Advance from Federal Home Loan Bank and Other Borrowings Maturities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Federal Home Loan Bank Advances and Other Borrowings [Line Items]
2013	$ 4,500
2014	2,500
2015	$ 2,000